Consolidated Balance Sheets - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Current Assets
Cash	$ 63,006	$ 15,406
Current portion of prepaid stock-based salaries and consulting fees	880,000	1,300,000
Other receivable	5,000
Total Current Assets	948,006	1,315,406
Office equipment, net of accumulated depreciation of $7,845 at August 31, 2017	15,790	17,950
Other Assets
Non-current portion of prepaid stock-based salaries and consulting fees	308,333	493,333
Website development costs	91,675	92,035
Total Other Assets	400,008	585,368
Total Assets	1,363,804	1,918,724	0
Current liabilities:
Accounts payable and accrued liabilities	125,004	71,425	68,419
Advances from former related party			26,981
Due to related party	804,835	514,081
Bank overdraft			1,202
Notes payable - former related party			50,000
Total current liabilities	929,839	585,506	146,602
Total liabilities	929,839	585,506	146,602
Stockholders' Equity (Deficit):
Preferred Stock: $0.001 par value, 5,000,000 shares authorized, 0 and 1,000,000 shares issued and outstanding as of August 31, 2017 and 2016, respectively			1,000
Additional paid in capital	7,811,721	7,475,931	4,315,919
Stock subscription payable	90,521	90,521	90,521
Accumulated other comprehensive income	(710)	75
Accumulated deficit	(7,577,766)	(6,343,426)	(4,554,259)
Total stockholders' equity (deficit)	433,965	1,333,218	(146,602)
Total liabilities and Stockholders' Equity (Deficit)	1,363,804	1,918,724	0
Class A Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	30,799	30,717	217
Class B Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	6,000	6,000
Class C Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	$ 73,400	$ 73,400